Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	December 31, 2018	December 31, 2017
Finished products	2,797	2,219
Work in progress	690	648
Consumable inventory	956	1,059
Total	4,443	3,926

Schedule of reversal (provision) for net realizable value

	Year ended December 31
	2018	2017	2016
Reversal (provision) for net realizable value	4	(86)	(199)